Equity - Schedule of Company Share Purchase Warrants Outstanding (Details)	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	32,900,000
Number of warrants outstanding, Balance	18,900,000
Warrants [member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	18,900,000
Termination | shares
Number of warrants outstanding, Balance	18,900,000
Fair value at issue date	$ 8,134,473
Fair value charged for current year	$ 0
Warrants [member] | October 27, 2026 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,800,000
Termination | shares
Number of warrants outstanding, Balance	1,800,000
Fair value at issue date	$ 1,353,304
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	1 year
Warrants [member] | October 29, 2026 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	2,000,000
Termination | shares
Number of warrants outstanding, Balance	2,000,000
Fair value at issue date	$ 1,417,766
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	1 year
Warrants [member] | May 10, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	200,000
Termination | shares
Number of warrants outstanding, Balance	200,000
Fair value at issue date	$ 84,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	2 years
Warrants [member] | May 26, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Termination | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date	$ 238,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	2 years
Warrants [member] | July 22, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	440,000
Termination | shares
Number of warrants outstanding, Balance	440,000
Fair value at issue date	$ 163,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | July 25, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	3,780,000
Termination | shares
Number of warrants outstanding, Balance	3,780,000
Fair value at issue date	$ 1,405,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | July 26, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	400,000
Termination | shares
Number of warrants outstanding, Balance	400,000
Fair value at issue date	$ 146,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | July 27, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,000,000
Termination | shares
Number of warrants outstanding, Balance	1,000,000
Fair value at issue date	$ 379,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | July 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	980,000
Termination | shares
Number of warrants outstanding, Balance	980,000
Fair value at issue date	$ 376,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 264,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 274,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 289,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | November 28, 2027 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	1,125,000
Termination | shares
Number of warrants outstanding, Balance	1,125,000
Fair value at issue date	$ 303,000
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years
Warrants [member] | November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	750,000
Termination | shares
Number of warrants outstanding, Balance	750,000
Fair value at issue date	$ 263,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	7 years
Warrants [member] | November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	250,000
Termination | shares
Number of warrants outstanding, Balance	250,000
Fair value at issue date	$ 89,000
Fair value charged for current year
Exercise price | $ / shares	$ 1.5
Weighted average remaining life	6 years
Warrants [member] | November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Termination | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date	$ 165,000
Fair value charged for current year
Exercise price | $ / shares	$ 2.5
Weighted average remaining life	7 years
Warrants [member] | November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	500,000
Termination | shares
Number of warrants outstanding, Balance	500,000
Fair value at issue date	$ 169,000
Fair value charged for current year
Exercise price | $ / shares	$ 2.5
Warrants [member] | November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	250,000
Termination | shares
Number of warrants outstanding, Balance	250,000
Fair value at issue date	$ 87,000
Fair value charged for current year
Exercise price | $ / shares	$ 6
Weighted average remaining life	7 years
Warrants [member] | November 28, 2032 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	750,000
Termination | shares
Number of warrants outstanding, Balance	750,000
Fair value at issue date	$ 258,000
Fair value charged for current year
Exercise price | $ / shares	$ 6
Weighted average remaining life	7 years
Warrants [member] | December 23, 2028 [Member]
Schedule of Company Share Purchase Warrants Outstanding [Line Items]
Number of warrants outstanding, Balance	300,000
Termination | shares
Number of warrants outstanding, Balance	300,000
Fair value at issue date	$ 411,403
Fair value charged for current year
Exercise price | $ / shares	$ 1
Weighted average remaining life	2 years